Document and Entity Information	Jun. 18, 2018
Prospectus:
Document Type	497
Document Period End Date	Jun. 18, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jun. 18, 2018
Document Effective Date	Jun. 18, 2018
Prospectus Date	Jan. 31, 2018
Core Plus Fixed Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MFXAX
Core Plus Fixed Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFIX
Core Plus Fixed Income Portfolio | Investment Class
Prospectus:
Trading Symbol	MAFIX
Core Plus Fixed Income Portfolio | Class L
Prospectus:
Trading Symbol	MSIOX
Core Plus Fixed Income Portfolio | Class C
Prospectus:
Trading Symbol	MSCKX
Corporate Bond Portfolio | Class A Shares
Prospectus:
Trading Symbol	MIGAX
Corporate Bond Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFDX
Corporate Bond Portfolio | Class L Shares
Prospectus:
Trading Symbol	MGILX
Corporate Bond Portfolio | Class C
Prospectus:
Trading Symbol	MSBOX
High Yield Portfolio | Class I
Prospectus:
Trading Symbol	MSYIX
High Yield Portfolio | Class A
Prospectus:
Trading Symbol	MSYPX
High Yield Portfolio | Class L
Prospectus:
Trading Symbol	MSYLX
High Yield Portfolio | Class IS
Prospectus:
Trading Symbol	MSHYX
High Yield Portfolio | Class C
Prospectus:
Trading Symbol	MSHDX
Short Duration Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPLDX
Short Duration Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MLDAX
Short Duration Income Portfolio | Class L
Prospectus:
Trading Symbol	MSJLX
Short Duration Income Portfolio | Class C
Prospectus:
Trading Symbol	MSLDX
Short Duration Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSDSX
Strategic Income Portfolio | Class I
Prospectus:
Trading Symbol	MSIDX
Strategic Income Portfolio | Class A
Prospectus:
Trading Symbol	MSADX
Strategic Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSTCX
Strategic Income Portfolio | Class C
Prospectus:
Trading Symbol	MSPDX